Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net

Intangible assets, net, consisted of the following:

	December 31,	December
	2024	2023
ERP-Zhituo software	29,622	30,527
Less: accumulated amortization	(17,773)	(15,264)
Intangible assets, net	$11,849	$15,263